SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 88.16%
Fannie Mae — 49.55%
$ 57,696	Pool #257656, 6.00%, 8/1/38	$62,293
115,309	Pool #257663, 5.50%, 8/1/38	133,633
108,166	Pool #257892, 5.50%, 2/1/38	125,293
71,804	Pool #257913, 5.50%, 1/1/38	83,173
54,750	Pool #258022, 5.50%, 5/1/34	64,079
117,085	Pool #258070, 5.00%, 6/1/34	134,765
35,734	Pool #258121, 5.50%, 6/1/34	41,823
45,945	Pool #258152, 5.50%, 8/1/34	53,774
61,470	Pool #258157, 5.00%, 8/1/34	70,752
58,397	Pool #258163, 5.50%, 8/1/34	68,347
102,576	Pool #258166, 5.50%, 9/1/34	120,054
68,614	Pool #258224, 5.50%, 12/1/34	80,305
54,742	Pool #258238, 5.00%, 1/1/35	63,008
83,190	Pool #258251, 5.50%, 1/1/35	97,365
99,647	Pool #258305, 5.00%, 3/1/35	114,689
50,324	Pool #258336, 5.00%, 4/1/35	57,920
54,588	Pool #258340, 5.00%, 3/1/35	62,828
58,414	Pool #258394, 5.00%, 5/1/35	67,231
74,503	Pool #258404, 5.00%, 6/1/35	85,749
43,661	Pool #258410, 5.00%, 4/1/35	50,251
85,572	Pool #258448, 5.00%, 8/1/35	98,489
162,055	Pool #258450, 5.50%, 8/1/35	190,186
67,267	Pool #258571, 5.50%, 11/1/35	78,944
193,213	Pool #258627, 5.50%, 2/1/36	226,753
50,961	Pool #258658, 5.50%, 3/1/36	59,407
44,818	Pool #258737, 5.50%, 12/1/35	52,246
38,477	Pool #259181, 6.50%, 3/1/31	41,429
6,752	Pool #259187, 6.50%, 4/1/31	6,790
61,470	Pool #259190, 6.50%, 4/1/31	67,684
71,695	Pool #259316, 6.50%, 11/1/31	79,119
26,511	Pool #259378, 6.00%, 12/1/31	27,926
30,281	Pool #259393, 6.00%, 1/1/32	32,231
38,467	Pool #259590, 5.50%, 11/1/32	44,894
151,537	Pool #259611, 5.50%, 11/1/32	176,855
31,623	Pool #259634, 5.50%, 12/1/32	36,907
124,708	Pool #259659, 5.50%, 2/1/33	145,544
29,787	Pool #259671, 5.50%, 2/1/33	34,764
72,194	Pool #259686, 5.50%, 3/1/33	84,272
32,363	Pool #259722, 5.00%, 5/1/33	37,113
97,020	Pool #259725, 5.00%, 5/1/33	111,259
87,977	Pool #259729, 5.00%, 6/1/33	100,889
55,638	Pool #259761, 5.00%, 6/1/33	63,804
97,107	Pool #259777, 5.00%, 7/1/33	111,359
74,593	Pool #259781, 5.00%, 7/1/33	85,540
45,198	Pool #259789, 5.00%, 7/1/33	51,832

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 108,318	Pool #259816, 5.00%, 8/1/33	$124,215
25,022	Pool #259819, 5.00%, 8/1/33	28,695
46,304	Pool #259830, 5.00%, 8/1/33	53,100
30,631	Pool #259848, 5.00%, 9/1/33	35,127
65,356	Pool #259867, 5.50%, 10/1/33	76,290
49,797	Pool #259869, 5.50%, 10/1/33	58,128
50,718	Pool #259875, 5.50%, 10/1/33	59,203
34,433	Pool #259998, 5.00%, 3/1/34	39,632
633,038	Pool #465946, 3.61%, 9/1/20	633,038
1,697,573	Pool #468226, 3.86%, 6/1/21	1,713,260
259,550	Pool #469101, 3.75%, 2/1/27	290,839
278,447	Pool #470828, 3.53%, 3/1/32	323,053
75,349	Pool #557295, 7.00%, 12/1/29	83,449
22,288	Pool #576445, 6.00%, 1/1/31	22,895
63,870	Pool #579402, 6.50%, 4/1/31	71,624
73,482	Pool #583728, 6.50%, 6/1/31	81,679
29,827	Pool #590931, 6.50%, 7/1/31	33,636
39,397	Pool #590932, 6.50%, 7/1/31	41,626
25,543	Pool #601865, 6.50%, 4/1/31	26,210
30,034	Pool #601868, 6.00%, 7/1/29	31,697
44,873	Pool #607611, 6.50%, 11/1/31	48,896
88,163	Pool #634271, 6.50%, 5/1/32	99,240
38,163	Pool #644232, 6.50%, 6/1/32	41,616
22,256	Pool #644432, 6.50%, 7/1/32	23,469
37,357	Pool #644437, 6.50%, 6/1/32	40,576
1,454,066	Pool #663159, 5.00%, 7/1/32	1,668,288
66,691	Pool #670278, 5.50%, 11/1/32	77,833
28,178	Pool #676702, 5.50%, 11/1/32	32,886
46,657	Pool #677591, 5.50%, 12/1/32	54,452
60,948	Pool #681883, 6.00%, 3/1/33	65,808
96,796	Pool #686542, 5.50%, 3/1/33	112,990
201,410	Pool #695961, 5.50%, 1/1/33	235,061
118,798	Pool #696407, 5.50%, 4/1/33	138,673
367,499	Pool #702478, 5.50%, 6/1/33	428,982
108,849	Pool #702479, 5.00%, 6/1/33	124,824
132,393	Pool #720025, 5.00%, 8/1/33	151,823
138,132	Pool #723066, 5.00%, 4/1/33	158,405
183,452	Pool #723067, 5.50%, 5/1/33	214,143
196,337	Pool #723070, 4.50%, 5/1/33	222,556
250,853	Pool #727311, 4.50%, 9/1/33	284,352
121,047	Pool #727312, 5.00%, 9/1/33	138,813
139,364	Pool #727315, 6.00%, 10/1/33	158,946
35,527	Pool #738589, 5.00%, 9/1/33	40,742
44,796	Pool #739269, 5.00%, 9/1/33	51,370
46,976	Pool #743595, 5.50%, 10/1/33	54,835
133,797	Pool #748041, 4.50%, 10/1/33	151,664
81,392	Pool #749891, 5.00%, 9/1/33	93,337
97,534	Pool #749897, 4.50%, 9/1/33	110,559

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$187,002	Pool #753533, 5.00%, 11/1/33	$214,447
39,838	Pool #755679, 6.00%, 1/1/34	43,228
36,681	Pool #763551, 5.50%, 3/1/34	42,931
84,890	Pool #763820, 5.50%, 1/1/34	99,092
41,954	Pool #776851, 6.00%, 10/1/34	45,504
646,394	Pool #777621, 5.00%, 2/1/34	741,260
76,051	Pool #781741, 6.00%, 9/1/34	84,422
2,228	Pool #781907, 5.00%, 2/1/21	2,229
126,714	Pool #781954, 5.00%, 6/1/34	145,847
110,623	Pool #781959, 5.50%, 6/1/34	129,473
235,686	Pool #783893, 5.50%, 12/1/34	275,844
68,025	Pool #783929, 5.50%, 10/1/34	79,616
10,757	Pool #788329, 6.50%, 8/1/34	10,883
100,846	Pool #798725, 5.50%, 11/1/34	118,029
72,021	Pool #799548, 6.00%, 9/1/34	79,846
690,962	Pool #806754, 4.50%, 9/1/34	783,381
298,014	Pool #806757, 6.00%, 9/1/34	339,429
480,452	Pool #806761, 5.50%, 9/1/34	562,317
105,760	Pool #808205, 5.00%, 1/1/35	121,729
181,554	Pool #815009, 5.00%, 4/1/35	208,958
81,363	Pool #817641, 5.00%, 11/1/35	93,644
111,717	Pool #820334, 5.00%, 9/1/35	128,579
250,242	Pool #820335, 5.00%, 9/1/35	288,014
166,204	Pool #820336, 5.00%, 9/1/35	191,291
96,504	Pool #822008, 5.00%, 5/1/35	111,070
160,363	Pool #829005, 5.00%, 8/1/35	184,569
33,164	Pool #829006, 5.50%, 9/1/35	38,920
152,696	Pool #829275, 5.00%, 8/1/35	175,745
145,198	Pool #829276, 5.00%, 8/1/35	167,115
322,607	Pool #829649, 5.50%, 3/1/35	377,576
275,192	Pool #844361, 5.50%, 11/1/35	322,963
102,011	Pool #845245, 5.50%, 11/1/35	119,719
33,736	Pool #866969, 6.00%, 2/1/36	35,393
163,136	Pool #884693, 5.50%, 4/1/36	190,172
410,347	Pool #885724, 5.50%, 6/1/36	478,353
40,674	Pool #911730, 5.50%, 12/1/21	41,109
69,527	Pool #919368, 5.50%, 4/1/37	80,536
268,173	Pool #922582, 6.00%, 12/1/36	302,263
207,859	Pool #934941, 5.00%, 8/1/39	237,304
284,115	Pool #934942, 5.00%, 9/1/39	324,362
149,197	Pool #941204, 5.50%, 6/1/37	172,821
57,519	Pool #943394, 5.50%, 6/1/37	66,626
323,116	Pool #948600, 6.00%, 8/1/37	369,455
73,472	Pool #952678, 6.50%, 8/1/37	82,259
84,988	Pool #952693, 6.50%, 8/1/37	94,047
97,626	Pool #975769, 5.50%, 3/1/38	113,140
71,088	Pool #982898, 5.00%, 5/1/38	81,300

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 134,062	Pool #984842, 5.50%, 6/1/38	$155,366
106,560	Pool #986239, 6.00%, 7/1/38	118,234
119,701	Pool #986957, 5.50%, 7/1/38	138,723
66,365	Pool #990510, 5.50%, 8/1/38	76,911
159,931	Pool #990511, 6.00%, 8/1/38	180,410
158,915	Pool #990617, 5.50%, 9/1/38	184,168
194,590	Pool #AA0645, 4.50%, 3/1/39	218,067
133,354	Pool #AA2243, 4.50%, 5/1/39	149,869
125,252	Pool #AA3142, 4.50%, 3/1/39	140,363
191,450	Pool #AA3206, 4.00%, 4/1/39	210,410
409,600	Pool #AA3207, 4.50%, 3/1/39	459,018
113,115	Pool #AA4468, 4.00%, 4/1/39	124,317
224,889	Pool #AA7042, 4.50%, 6/1/39	252,021
359,206	Pool #AA7658, 4.00%, 6/1/39	394,780
100,961	Pool #AA7659, 4.50%, 6/1/39	113,141
90,473	Pool #AA7741, 4.50%, 6/1/24	93,705
2,478,719	Pool #AB7798, 3.00%, 1/1/43	2,650,830
1,236,003	Pool #AB9204, 3.00%, 4/1/43	1,321,728
190,404	Pool #AC1463, 5.00%, 8/1/39	217,377
101,844	Pool #AC1464, 5.00%, 8/1/39	116,271
278,400	Pool #AC2109, 4.50%, 7/1/39	311,988
33,884	Pool #AC4394, 5.00%, 9/1/39	38,684
257,903	Pool #AC4395, 5.00%, 9/1/39	294,437
115,899	Pool #AC5328, 5.00%, 10/1/39	132,317
228,859	Pool #AC5329, 5.00%, 10/1/39	261,278
193,710	Pool #AC6304, 5.00%, 11/1/39	221,150
206,043	Pool #AC6305, 5.00%, 11/1/39	235,231
137,891	Pool #AC6307, 5.00%, 12/1/39	157,425
300,151	Pool #AC6790, 5.00%, 12/1/39	342,670
930,820	Pool #AC7199, 5.00%, 12/1/39	1,062,678
503,961	Pool #AD1470, 5.00%, 2/1/40	575,352
1,062,447	Pool #AD1471, 4.50%, 2/1/40	1,190,629
131,152	Pool #AD1560, 5.00%, 3/1/40	149,527
760,759	Pool #AD1585, 4.50%, 2/1/40	852,543
347,071	Pool #AD1586, 5.00%, 1/1/40	396,236
446,998	Pool #AD1638, 4.50%, 2/1/40	497,783
144,312	Pool #AD1640, 4.50%, 3/1/40	160,708
1,095,906	Pool #AD1942, 4.50%, 1/1/40	1,228,125
212,061	Pool #AD1943, 5.00%, 1/1/40	242,102
752,811	Pool #AD1988, 4.50%, 2/1/40	838,340
366,351	Pool #AD2896, 5.00%, 3/1/40	417,677
212,761	Pool #AD4456, 4.50%, 4/1/40	236,933
662,967	Pool #AD4458, 4.50%, 4/1/40	738,288
365,453	Pool #AD4940, 4.50%, 6/1/40	406,973
93,389	Pool #AD4946, 4.50%, 6/1/40	103,999
231,312	Pool #AD5728, 5.00%, 4/1/40	263,720
217,921	Pool #AD7239, 4.50%, 7/1/40	242,679
116,920	Pool #AD7242, 4.50%, 7/1/40	130,204

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 173,562	Pool #AD7256, 4.50%, 7/1/40	$193,281
240,470	Pool #AD7271, 4.50%, 7/1/40	267,791
263,736	Pool #AD7272, 4.50%, 7/1/40	293,699
270,421	Pool #AD8960, 5.00%, 6/1/40	308,307
129,661	Pool #AD9613, 4.50%, 8/1/40	144,392
880,827	Pool #AD9614, 4.50%, 8/1/40	980,900
78,452	Pool #AE2011, 4.00%, 9/1/40	86,216
1,293,159	Pool #AE2012, 4.00%, 9/1/40	1,421,140
117,180	Pool #AE2023, 4.00%, 9/1/40	128,777
639,576	Pool #AE5432, 4.00%, 10/1/40	702,874
331,559	Pool #AE5435, 4.50%, 9/1/40	369,228
331,711	Pool #AE5806, 4.50%, 9/1/40	369,398
526,643	Pool #AE5861, 4.00%, 10/1/40	578,763
505,511	Pool #AE5862, 4.00%, 10/1/40	555,541
348,327	Pool #AE5863, 4.00%, 10/1/40	382,801
281,612	Pool #AE6850, 4.00%, 10/1/40	309,482
26,189	Pool #AE6851, 4.00%, 10/1/40	28,780
154,133	Pool #AE7699, 4.00%, 11/1/40	169,388
413,045	Pool #AE7703, 4.00%, 10/1/40	453,924
535,614	Pool #AE7707, 4.00%, 11/1/40	588,623
239,194	Pool #AH0300, 4.00%, 11/1/40	262,867
402,671	Pool #AH0301, 3.50%, 11/1/40	436,209
38,403	Pool #AH0302, 4.00%, 11/1/40	42,204
420,309	Pool #AH0306, 4.00%, 12/1/40	461,907
454,930	Pool #AH0508, 4.00%, 11/1/40	499,953
767,641	Pool #AH0537, 4.00%, 12/1/40	843,613
555,712	Pool #AH0914, 4.50%, 11/1/40	618,848
435,209	Pool #AH0917, 4.00%, 12/1/40	478,281
533,813	Pool #AH1077, 4.00%, 1/1/41	586,644
713,016	Pool #AH2973, 4.00%, 12/1/40	783,582
422,514	Pool #AH2980, 4.00%, 1/1/41	464,330
943,631	Pool #AH5656, 4.00%, 1/1/41	1,037,021
88,904	Pool #AH5657, 4.00%, 2/1/41	98,974
480,499	Pool #AH5658, 4.00%, 2/1/41	528,054
323,368	Pool #AH5662, 4.00%, 2/1/41	355,371
425,052	Pool #AH5882, 4.00%, 2/1/26	451,413
417,789	Pool #AH6764, 4.00%, 3/1/41	457,896
1,098,168	Pool #AH6768, 4.00%, 3/1/41	1,203,590
131,668	Pool #AH7277, 4.00%, 3/1/41	144,307
807,925	Pool #AH7281, 4.00%, 3/1/41	885,484
361,070	Pool #AH7526, 4.50%, 3/1/41	403,214
578,934	Pool #AH7537, 4.00%, 3/1/41	634,511
239,920	Pool #AH8878, 4.50%, 4/1/41	267,923
286,425	Pool #AH8885, 4.50%, 4/1/41	319,856
235,839	Pool #AH9050, 3.50%, 2/1/26	247,831
521,840	Pool #AI0114, 4.00%, 3/1/41	571,936
492,521	Pool #AI1846, 4.50%, 5/1/41	550,007

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 393,691	Pool #AI1847, 4.50%, 5/1/41	$439,642
1,019,205	Pool #AI1848, 4.50%, 5/1/41	1,138,165
650,622	Pool #AI1849, 4.50%, 5/1/41	726,561
352,142	Pool #AJ0651, 4.00%, 8/1/41	385,947
299,205	Pool #AJ7668, 4.00%, 11/1/41	327,929
628,042	Pool #AJ9133, 4.00%, 1/1/42	688,333
560,239	Pool #AK6715, 3.50%, 3/1/42	606,981
509,062	Pool #AK6716, 3.50%, 3/1/42	551,533
490,773	Pool #AK6718, 3.50%, 2/1/42	531,719
427,258	Pool #AM0635, 2.55%, 10/1/22	427,258
857,774	Pool #AM1750, 3.04%, 12/1/30	947,203
2,824,365	Pool #AM4392, 3.79%, 10/1/23	3,011,703
228,453	Pool #AM6907, 3.68%, 10/1/32	259,318
1,434,884	Pool #AM7764, 3.05%, 1/1/27	1,583,745
472,247	Pool #AM9780, 3.31%, 3/1/31	541,732
350,000	Pool #AN0360, 3.95%, 12/1/45	401,409
1,051,205	Pool #AN0915, 3.01%, 2/1/26	1,148,718
308,258	Pool #AN1381, 2.56%, 8/1/26	332,606
930,968	Pool #AN2066, 2.75%, 7/1/26	973,470
948,229	Pool #AN2746, 2.30%, 9/1/26	1,013,025
970,190	Pool #AN3157, 2.25%, 10/1/26	1,034,680
469,971	Pool #AN3919, 2.82%, 12/1/26	514,044
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,252,977
851,101	Pool #AN5053, 3.34%, 4/1/27	950,037
207,639	Pool #AN6580, 3.36%, 9/1/29	235,616
955,069	Pool #AN7154, 3.21%, 10/1/32	1,100,719
963,079	Pool #AN7904, 3.44%, 12/1/27	1,008,730
481,629	Pool #AN7982, 2.80%, 1/1/26	518,556
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,269,193
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,717,053
975,126	Pool #AN9057, 3.47%, 4/1/28	1,021,335
972,859	Pool #AN9844, 3.80%, 7/1/30	1,124,164
453,908	Pool #AO2923, 3.50%, 5/1/42	492,270
1,546,824	Pool #AO8029, 3.50%, 7/1/42	1,675,878
488,889	Pool #AP7483, 3.50%, 9/1/42	529,678
401,527	Pool #AQ6710, 2.50%, 10/1/27	420,461
1,552,956	Pool #AQ7193, 3.50%, 7/1/43	1,679,743
384,408	Pool #AR6928, 3.00%, 3/1/43	411,069
864,958	Pool #AS1916, 4.00%, 3/1/44	937,560
370,068	Pool #AS1917, 4.00%, 3/1/44	402,592
191,641	Pool #AS2129, 4.00%, 3/1/44	207,726
746,231	Pool #AS2439, 4.00%, 5/1/44	811,815
206,483	Pool #AS2784, 4.00%, 7/1/44	223,815
1,109,230	Pool #AS3244, 4.00%, 9/1/44	1,202,337
1,194,954	Pool #AS3494, 4.00%, 10/1/44	1,295,256
1,344,275	Pool #AS3726, 4.00%, 11/1/44	1,457,111
843,443	Pool #AS3728, 4.00%, 11/1/44	914,240
636,034	Pool #AS3929, 4.00%, 12/1/44	689,422

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 697,871	Pool #AS3930, 4.00%, 11/1/44	$756,449
994,546	Pool #AS4070, 4.00%, 12/1/44	1,099,483
306,735	Pool #AS4390, 3.50%, 2/1/45	332,249
969,512	Pool #AS4732, 3.50%, 4/1/45	1,045,923
1,093,269	Pool #AS4905, 3.50%, 4/1/45	1,166,066
1,025,415	Pool #AS5341, 3.50%, 7/1/45	1,093,694
922,084	Pool #AS5576, 4.00%, 8/1/45	1,002,216
667,247	Pool #AS5919, 3.50%, 9/1/45	717,126
402,268	Pool #AS5922, 3.50%, 9/1/45	433,972
984,128	Pool #AS6303, 4.00%, 11/1/45	1,069,651
659,624	Pool #AS6469, 4.00%, 12/1/45	716,947
246,448	Pool #AS6607, 4.00%, 1/1/46	267,865
1,454,898	Pool #AS6778, 3.50%, 3/1/46	1,552,465
627,646	Pool #AS6958, 3.50%, 4/1/46	674,027
1,040,895	Pool #AS7138, 3.50%, 5/1/46	1,104,369
757,986	Pool #AS7139, 3.50%, 5/1/46	804,209
1,431,884	Pool #AS7334, 3.00%, 6/1/46	1,531,812
1,152,403	Pool #AS7335, 3.00%, 5/1/46	1,216,328
938,144	Pool #AS7336, 3.00%, 6/1/46	1,010,458
2,459,267	Pool #AS7504, 3.00%, 7/1/46	2,595,685
474,844	Pool #AS7516, 3.00%, 7/1/46	501,184
1,569,601	Pool #AS7517, 3.00%, 6/1/46	1,656,669
679,747	Pool #AS7518, 3.00%, 7/1/46	723,214
380,420	Pool #AS7674, 3.00%, 8/1/46	401,522
1,471,356	Pool #AS7676, 3.00%, 8/1/46	1,552,974
685,852	Pool #AS8077, 3.00%, 10/1/46	723,897
1,199,011	Pool #AS8289, 3.00%, 10/1/46	1,265,522
1,800,862	Pool #AS8441, 3.00%, 11/1/46	1,900,758
1,524,396	Pool #AS8633, 3.50%, 1/1/47	1,617,355
689,110	Pool #AS8776, 3.50%, 2/1/47	731,132
217,267	Pool #AS9308, 4.00%, 2/1/47	231,600
794,306	Pool #AS9381, 4.00%, 4/1/47	846,707
1,391,371	Pool #AS9549, 4.00%, 5/1/47	1,483,161
1,709,150	Pool #AS9550, 4.00%, 5/1/47	1,821,904
926,203	Pool #AS9727, 3.50%, 6/1/47	977,458
760,864	Pool #AS9729, 4.00%, 6/1/47	811,058
772,550	Pool #AS9825, 4.00%, 6/1/47	828,535
713,845	Pool #AT2688, 3.00%, 5/1/43	763,355
210,182	Pool #AT2691, 3.00%, 5/1/43	226,726
607,622	Pool #AT3963, 2.50%, 3/1/28	636,900
282,528	Pool #AT7873, 2.50%, 6/1/28	296,895
431,809	Pool #AU0971, 3.50%, 8/1/43	467,063
578,393	Pool #AU2165, 3.50%, 7/1/43	625,614
809,509	Pool #AU2188, 3.50%, 8/1/43	875,599
365,969	Pool #AU6054, 4.00%, 9/1/43	400,172
314,082	Pool #AU6718, 4.00%, 10/1/43	343,436
627,884	Pool #AU7003, 4.00%, 11/1/43	696,662

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 480,048	Pool #AU7005, 4.00%, 11/1/43	$524,913
787,156	Pool #AV0679, 4.00%, 12/1/43	866,899
445,892	Pool #AV9282, 4.00%, 2/1/44	475,698
564,664	Pool #AW0993, 4.00%, 5/1/44	626,268
238,744	Pool #AW1565, 4.00%, 4/1/44	258,783
70,473	Pool #AW3671, 4.00%, 4/1/44	76,264
814,877	Pool #AW5046, 4.00%, 7/1/44	883,276
586,336	Pool #AW5047, 4.00%, 7/1/44	640,021
313,865	Pool #AW7040, 4.00%, 6/1/44	336,725
376,083	Pool #AW8629, 3.50%, 5/1/44	403,208
737,385	Pool #AX2884, 3.50%, 11/1/44	802,649
1,228,737	Pool #AX4860, 3.50%, 12/1/44	1,320,294
627,459	Pool #AY0075, 3.50%, 11/1/44	675,879
753,521	Pool #AY1389, 3.50%, 4/1/45	803,696
735,032	Pool #AY3435, 3.50%, 5/1/45	783,976
636,439	Pool #AY5571, 3.50%, 6/1/45	678,817
1,163,220	Pool #BC0802, 3.50%, 4/1/46	1,241,227
1,147,545	Pool #BC0804, 3.50%, 4/1/46	1,217,523
688,720	Pool #BC1135, 3.00%, 6/1/46	732,761
1,193,512	Pool #BD5021, 3.50%, 2/1/47	1,273,550
2,044,137	Pool #BD7140, 4.00%, 4/1/47	2,178,990
2,025,969	Pool #BE4232, 3.00%, 12/1/46	2,138,352
588,276	Pool #BE9743, 3.50%, 4/1/47	634,274
2,095,241	Pool #BH2665, 3.50%, 9/1/47	2,211,189
946,698	Pool #BH4659, 4.00%, 6/1/47	1,009,153
1,918,677	Pool #BJ0657, 4.00%, 2/1/48	2,028,791
1,006,701	Pool #BJ2670, 4.00%, 4/1/48	1,064,476
1,509,892	Pool #BJ5158, 4.00%, 4/1/48	1,596,545
778,968	Pool #BK7685, 4.00%, 10/1/48	823,673
1,290,970	Pool #BK7924, 4.00%, 11/1/48	1,365,060
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,631,372
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,641,559
1,645,748	Pool #BO1263, 3.50%, 6/1/49	1,743,873
1,247,928	Pool #BO3599, 3.00%, 9/1/49	1,313,906
1,191,736	Pool #BO5263, 3.00%, 9/1/49	1,254,744
1,205,755	Pool #BP8731, 2.50%, 6/1/50	1,257,879
2,044,735	Pool #BP8741, 2.50%, 6/1/50	2,133,128
1,766,320	Pool #CA0114, 3.50%, 8/1/47	1,864,066
305,299	Pool #CA0268, 3.50%, 8/1/47	329,094
1,302,490	Pool #CA0334, 3.50%, 9/1/47	1,374,568
2,676,181	Pool #CA0534, 3.50%, 10/1/47	2,824,278
1,150,860	Pool #CA0536, 3.50%, 10/1/47	1,214,548
856,165	Pool #CA0551, 4.00%, 10/1/47	912,647
909,376	Pool #CA0565, 3.50%, 10/1/47	965,835
1,519,721	Pool #CA0742, 3.50%, 11/1/47	1,603,820
1,008,638	Pool #CA0743, 3.50%, 11/1/47	1,077,341
1,158,890	Pool #CA0825, 3.50%, 12/1/47	1,223,022
1,016,752	Pool #CA0981, 3.50%, 12/1/47	1,073,018

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$1,731,197	Pool #CA1070, 3.50%, 1/1/48	$1,826,999
697,276	Pool #CA1115, 3.50%, 1/1/48	735,862
1,269,428	Pool #CA1130, 3.50%, 1/1/48	1,339,676
1,295,417	Pool #CA1131, 3.50%, 2/1/48	1,367,104
1,798,157	Pool #CA1132, 3.50%, 1/1/48	1,897,665
1,447,314	Pool #CA1140, 3.50%, 1/1/48	1,527,406
1,119,553	Pool #CA1144, 3.50%, 2/1/48	1,181,508
399,961	Pool #CA1152, 3.50%, 2/1/48	422,094
1,013,907	Pool #CA1160, 3.50%, 2/1/48	1,083,350
1,091,161	Pool #CA1161, 3.50%, 2/1/48	1,149,599
804,427	Pool #CA1162, 3.50%, 2/1/48	848,943
592,421	Pool #CA1338, 4.00%, 3/1/48	632,283
1,562,465	Pool #CA1339, 3.50%, 3/1/48	1,646,145
889,601	Pool #CA1418, 4.00%, 3/1/48	941,709
260,432	Pool #CA1420, 4.00%, 3/1/48	275,686
848,162	Pool #CA1468, 4.00%, 3/1/48	896,838
1,839,481	Pool #CA1469, 4.00%, 3/1/48	1,945,050
865,052	Pool #CA1471, 4.00%, 3/1/48	914,698
2,995,170	Pool #CA1507, 4.00%, 4/1/48	3,167,065
877,718	Pool #CA1610, 3.50%, 3/1/48	924,725
663,833	Pool #CA1611, 4.00%, 4/1/48	702,717
1,049,085	Pool #CA1612, 3.50%, 4/1/48	1,105,270
765,432	Pool #CA1613, 4.00%, 4/1/48	809,361
472,792	Pool #CA2381, 4.00%, 9/1/48	499,926
761,612	Pool #CA2440, 4.00%, 9/1/48	805,321
790,362	Pool #CA2441, 4.00%, 10/1/48	835,721
448,139	Pool #CA2442, 4.00%, 10/1/48	481,905
843,269	Pool #CA2443, 4.00%, 10/1/48	891,664
1,090,944	Pool #CA2468, 4.00%, 10/1/48	1,153,554
761,383	Pool #CA2594, 4.00%, 11/1/48	821,771
735,316	Pool #CA2913, 4.00%, 1/1/49	777,516
944,618	Pool #CA2914, 4.00%, 1/1/49	998,830
1,028,447	Pool #CA3042, 4.00%, 1/1/49	1,088,689
1,133,595	Pool #CA3043, 4.00%, 2/1/49	1,198,652
1,068,430	Pool #CA3044, 4.50%, 2/1/49	1,147,964
1,144,784	Pool #CA3045, 4.50%, 1/1/49	1,230,001
97,556	Pool #CA3132, 4.00%, 2/1/49	104,369
559,454	Pool #CA3557, 3.50%, 5/1/49	587,965
1,743,192	Pool #CA3628, 3.50%, 6/1/49	1,832,028
1,155,577	Pool #CA3793, 3.50%, 6/1/49	1,214,467
270,704	Pool #CA3936, 3.50%, 7/1/49	284,499
537,785	Pool #CA4043, 3.00%, 8/1/49	566,218
1,241,544	Pool #CA4320, 3.00%, 9/1/49	1,307,185
1,781,542	Pool #CA5106, 3.00%, 1/1/50	1,875,733
449,496	Pool #CA5132, 3.00%, 2/1/50	473,261
2,216,652	Pool #CA5309, 3.00%, 3/1/50	2,339,062
1,154,551	Pool #CA5312, 3.00%, 3/1/50	1,218,981

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$1,193,677	Pool #CA6150, 2.50%, 6/1/50	$1,245,290
1,267,523	Pool #CA6151, 2.50%, 6/1/50	1,322,329
1,198,200	Pool #CA6251, 3.00%, 6/1/50	1,264,368
1,940,053	Pool #CA6253, 2.00%, 7/1/50	1,986,758
4,760,582	Pool #CA6261, 2.50%, 6/1/50	4,994,322
1,884,114	Pool #CA6263, 2.50%, 7/1/50	1,965,581
1,140,121	Pool #CA6285, 2.50%, 7/1/50	1,189,419
51,738	Pool #MC0013, 5.50%, 12/1/38	59,960
84,292	Pool #MC0014, 5.50%, 12/1/38	97,687
69,251	Pool #MC0016, 5.50%, 11/1/38	80,255
66,630	Pool #MC0038, 4.50%, 3/1/39	74,882
46,139	Pool #MC0059, 4.00%, 4/1/39	50,998
81,693	Pool #MC0081, 4.00%, 5/1/39	89,783
43,392	Pool #MC0112, 4.50%, 6/1/39	48,766
87,022	Pool #MC0127, 4.50%, 7/1/39	97,521
483,904	Pool #MC0154, 4.50%, 8/1/39	542,286
87,168	Pool #MC0160, 4.50%, 8/1/39	97,684
203,940	Pool #MC0171, 4.50%, 9/1/39	228,545
211,766	Pool #MC0177, 4.50%, 9/1/39	237,315
118,665	Pool #MC0270, 4.50%, 3/1/40	132,146
346,740	Pool #MC0325, 4.50%, 7/1/40	386,134
152,479	Pool #MC0584, 4.00%, 1/1/42	167,117
155,405	Pool #MC0585, 4.00%, 1/1/42	170,323
61,138	Pool #MC3344, 5.00%, 12/1/38	69,920

		280,068,621

Freddie Mac — 19.07%
1,224,038	Pool #Q63813, 3.50%, 4/1/49	1,289,470
2,093,918	Pool #RA1234, 3.50%, 8/1/49	2,200,628
1,150,252	Pool #RA1382, 3.00%, 9/1/49	1,211,066
1,974,336	Pool #RA1383, 3.00%, 9/1/49	2,078,720
2,137,439	Pool #RA1470, 3.00%, 10/1/49	2,250,447
1,558,925	Pool #RA1713, 3.00%, 11/1/49	1,641,346
1,737,866	Pool #RA1714, 3.00%, 11/1/49	1,829,748
1,597,573	Pool #RA1715, 3.00%, 10/1/49	1,682,037
1,561,089	Pool #RA1716, 3.00%, 11/1/49	1,643,625
505,756	Pool #RA1724, 2.50%, 10/1/49	527,469
625,897	Pool #RA1979, 3.00%, 12/1/49	659,709
1,184,505	Pool #RA1987, 3.00%, 12/1/49	1,248,645
2,815,638	Pool #RA1988, 3.00%, 1/1/50	2,964,502
1,872,142	Pool #RA2158, 3.00%, 2/1/50	1,971,123
1,026,031	Pool #RA2162, 3.00%, 2/1/50	1,099,162
2,124,956	Pool #RA2255, 3.00%, 3/1/50	2,242,303
2,350,257	Pool #RA2256, 3.00%, 3/1/50	2,480,046
1,214,648	Pool #RA2340, 3.00%, 3/1/50	1,281,724
499,448	Pool #RA2395, 2.50%, 4/1/50	521,044
1,295,212	Pool #RA3097, 2.50%, 7/1/50	1,351,216
1,566,762	Pool #WA3103, 3.30%, 2/1/27	1,739,451

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$4,771,976	Pool #WA3125, 1.75%, 10/1/34	$4,882,952
1,000,000	Pool #WA3211, 1.91%, 9/1/35	1,034,804
992,645	Pool #WA5002, 2.62%, 11/1/31	1,093,259
1,948,628	Pool #WN3000, 3.14%, 1/1/28	2,177,884
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,085,690
981,705	Pool #ZA4828, 4.00%, 3/1/47	1,046,293
394,878	Pool #ZA4891, 3.50%, 3/1/47	427,981
1,255,860	Pool #ZA4892, 4.00%, 5/1/47	1,338,486
884,081	Pool #ZA4893, 3.50%, 4/1/47	941,076
1,436,956	Pool #ZA4912, 3.50%, 5/1/47	1,516,351
1,590,121	Pool #ZA4913, 4.00%, 5/1/47	1,694,739
1,072,121	Pool #ZA5036, 3.50%, 9/1/47	1,131,358
2,033,384	Pool #ZA5070, 3.50%, 11/1/47	2,145,733
708,923	Pool #ZA5090, 3.50%, 11/1/47	748,092
1,591,888	Pool #ZA5174, 3.50%, 12/1/47	1,679,843
3,739,317	Pool #ZA5238, 3.50%, 2/1/48	3,945,922
1,113,860	Pool #ZA5245, 3.50%, 1/1/48	1,175,403
2,171,958	Pool #ZA5253, 3.50%, 1/1/48	2,291,963
2,140,790	Pool #ZA5254, 4.00%, 1/1/48	2,281,638
988,885	Pool #ZA5308, 4.00%, 1/1/48	1,053,946
873,862	Pool #ZA5575, 4.00%, 7/1/48	924,856
1,049,305	Pool #ZA5637, 4.50%, 8/1/48	1,127,285
940,587	Pool #ZA5645, 4.00%, 8/1/48	1,000,086
324,671	Pool #ZA6576, 3.50%, 4/1/49	340,858
113,314	Pool #ZI0238, 5.00%, 6/1/33	129,948
197,619	Pool #ZI0412, 5.00%, 8/1/33	226,630
74,615	Pool #ZI0543, 4.50%, 8/1/33	84,584
31,199	Pool #ZI0548, 5.00%, 8/1/33	35,779
52,578	Pool #ZI0549, 5.00%, 8/1/33	60,297
35,601	Pool #ZI0743, 4.50%, 9/1/33	40,358
118,938	Pool #ZI0807, 5.00%, 9/1/33	136,398
74,005	Pool #ZI0959, 6.00%, 10/1/33	82,125
242,665	Pool #ZI1023, 5.50%, 11/1/33	283,245
38,959	Pool #ZI1352, 5.50%, 12/1/33	45,473
99,366	Pool #ZI1353, 5.50%, 1/1/34	115,982
216,350	Pool #ZI1493, 5.50%, 1/1/34	252,528
158,639	Pool #ZI1524, 5.50%, 2/1/34	185,168
75,648	Pool #ZI1630, 5.50%, 3/1/34	88,543
169,983	Pool #ZI1689, 5.50%, 4/1/34	198,957
88,264	Pool #ZI1802, 5.50%, 4/1/34	103,309
150,297	Pool #ZI1991, 5.00%, 5/1/34	173,019
269,312	Pool #ZI2332, 5.00%, 6/1/34	310,028
158,457	Pool #ZI2333, 5.00%, 6/1/34	182,413
166,906	Pool #ZI2888, 6.00%, 12/1/34	190,729
221,121	Pool #ZI2939, 5.50%, 12/1/34	258,812
158,962	Pool #ZI3102, 5.00%, 1/1/35	182,994
89,842	Pool #ZI3254, 5.50%, 4/1/35	105,429

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$190,648	Pool #ZI3507, 5.00%, 9/1/35	$219,425
166,784	Pool #ZI3713, 5.00%, 5/1/35	191,959
86,648	Pool #ZI4118, 5.50%, 1/1/36	101,680
101,989	Pool #ZI4119, 5.00%, 1/1/36	117,384
154,262	Pool #ZI4120, 5.50%, 1/1/36	181,026
221,090	Pool #ZI4200, 5.50%, 2/1/36	259,448
92,740	Pool #ZI4201, 6.00%, 2/1/36	102,908
248,291	Pool #ZI4429, 5.00%, 6/1/35	285,769
133,646	Pool #ZI4521, 5.50%, 7/1/35	156,833
185,899	Pool #ZI4572, 5.50%, 8/1/35	218,151
82,482	Pool #ZI4605, 5.50%, 9/1/35	96,792
130,974	Pool #ZI4606, 5.50%, 9/1/35	153,697
121,975	Pool #ZI4704, 5.00%, 11/1/35	140,386
129,643	Pool #ZI4705, 5.00%, 11/1/35	149,212
77,638	Pool #ZI4706, 5.50%, 11/1/35	91,107
136,521	Pool #ZI4855, 6.00%, 5/1/36	150,634
76,256	Pool #ZI4882, 6.00%, 5/1/36	85,383
244,345	Pool #ZI4979, 6.00%, 6/1/36	275,540
5,579	Pool #ZI4980, 6.50%, 6/1/36	5,589
64,671	Pool #ZI5006, 6.00%, 6/1/36	68,349
171,683	Pool #ZI5896, 5.50%, 4/1/37	198,909
184,258	Pool #ZI5912, 5.50%, 4/1/37	213,478
76,617	Pool #ZI6164, 5.50%, 5/1/37	88,767
133,775	Pool #ZI6186, 6.00%, 6/1/37	150,387
95,516	Pool #ZI6311, 5.50%, 6/1/37	110,663
140,919	Pool #ZI6352, 5.50%, 7/1/37	163,266
201,850	Pool #ZI6583, 5.50%, 8/1/37	233,860
123,460	Pool #ZI6598, 6.00%, 8/1/37	136,384
64,035	Pool #ZI6814, 6.00%, 10/1/37	72,315
57,966	Pool #ZI6976, 5.50%, 7/1/37	67,159
352,737	Pool #ZI9925, 5.00%, 4/1/40	402,163
102,197	Pool #ZJ0038, 4.50%, 5/1/40	113,798
406,691	Pool #ZJ0482, 4.50%, 9/1/40	452,856
385,938	Pool #ZJ0844, 4.00%, 12/1/40	424,074
253,102	Pool #ZJ1058, 4.00%, 12/1/40	278,112
195,612	Pool #ZJ1264, 4.00%, 1/1/41	214,942
420,130	Pool #ZJ1444, 4.00%, 3/1/41	461,081
227,296	Pool #ZJ1445, 4.50%, 3/1/41	253,757
26,662	Pool #ZJ4162, 7.50%, 2/1/30	27,975
90,807	Pool #ZJ5032, 6.50%, 5/1/31	101,368
44,427	Pool #ZJ5104, 6.50%, 6/1/31	48,291
37,570	Pool #ZJ5458, 6.50%, 11/1/31	40,560
38,860	Pool #ZJ5928, 6.50%, 3/1/32	41,660
143,074	Pool #ZJ6638, 6.00%, 11/1/32	162,504
71,729	Pool #ZJ6955, 5.50%, 3/1/33	83,724
51,505	Pool #ZJ6956, 5.50%, 3/1/33	60,118
1,624	Pool #ZJ9911, 5.00%, 1/1/21	1,624
259,272	Pool #ZK4661, 2.50%, 11/1/27	271,489

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 140,640	Pool #ZL1284, 4.50%, 4/1/41	$157,013
468,802	Pool #ZL2630, 3.50%, 12/1/41	507,765
353,330	Pool #ZL2708, 3.50%, 1/1/42	382,696
1,094,854	Pool #ZL5676, 3.00%, 4/1/43	1,170,732
796,310	Pool #ZL6090, 3.00%, 6/1/43	851,498
653,419	Pool #ZL6097, 3.00%, 6/1/43	698,703
892,540	Pool #ZL9372, 3.00%, 4/1/45	946,375
552,662	Pool #ZL9669, 3.50%, 6/1/45	589,419
394,220	Pool #ZM1422, 3.50%, 7/1/46	418,210
841,706	Pool #ZM1423, 3.50%, 7/1/46	892,927
1,058,939	Pool #ZM1736, 3.00%, 9/1/46	1,117,602
1,351,088	Pool #ZM1738, 3.00%, 9/1/46	1,425,936
883,310	Pool #ZM8750, 4.00%, 9/1/48	933,812
934,797	Pool #ZN1022, 4.00%, 11/1/48	988,241
23,623	Pool #ZN5269, 6.50%, 10/1/31	24,439
49,176	Pool #ZN5316, 5.00%, 5/1/34	56,610
75,128	Pool #ZN5321, 5.50%, 5/1/34	87,934
45,761	Pool #ZN5322, 5.50%, 5/1/34	53,561
53,793	Pool #ZN5332, 5.00%, 11/1/34	61,926
45,462	Pool #ZN5333, 5.50%, 11/1/34	53,211
874,172	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	940,155
2,538,941	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	2,772,172
468,738	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	510,788
1,033,793	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	1,144,986
476,366	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	529,646
1,912,433	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	2,034,094
785,610	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	826,333
2,339,681	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	2,425,800
994,649	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	1,058,876
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,222,495

		107,283,238

Ginnie Mae — 19.54%
79,976	Pool #409117, 5.50%, 6/20/38	87,328
513,460	Pool #442423, 4.00%, 9/20/41	567,821
90,552	Pool #487643, 5.00%, 2/15/39	97,946
203,648	Pool #616936, 5.50%, 1/15/36	244,856
198,022	Pool #617904, 5.75%, 9/15/23	198,269
1,186,682	Pool #618363, 4.00%, 9/20/41	1,312,319
420,664	Pool #624106, 5.13%, 3/15/34	421,190
300,533	Pool #654705, 4.00%, 9/20/41	332,351
382,129	Pool #664269, 5.85%, 6/15/38	381,835
23,436	Pool #675509, 5.50%, 6/15/38	24,837
154,229	Pool #697672, 5.50%, 12/15/38	174,889
259,040	Pool #697814, 5.00%, 2/15/39	285,073
341,866	Pool #697885, 4.50%, 3/15/39	383,294
104,955	Pool #698112, 4.50%, 5/15/39	117,674
489,883	Pool #698113, 4.50%, 5/15/39	549,249

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 49,889	Pool #699294, 5.63%, 9/20/38	$54,862
1,160,985	Pool #713519, 6.00%, 7/15/39	1,396,671
109,300	Pool #714561, 4.50%, 6/15/39	122,545
261,046	Pool #716822, 4.50%, 4/15/39	292,681
223,044	Pool #716823, 4.50%, 4/15/39	250,074
112,615	Pool #717132, 4.50%, 5/15/39	126,262
430,778	Pool #720080, 4.50%, 6/15/39	482,981
271,585	Pool #724629, 5.00%, 7/20/40	310,474
582,412	Pool #726550, 5.00%, 9/15/39	661,544
354,493	Pool #729346, 4.50%, 7/15/41	399,371
393,317	Pool #738844, 3.50%, 10/15/41	425,735
156,084	Pool #738845, 3.50%, 10/15/41	168,949
991,476	Pool #738862, 4.00%, 10/15/41	1,092,927
294,082	Pool #747241, 5.00%, 9/20/40	336,193
725,946	Pool #748654, 3.50%, 9/15/40	795,322
144,861	Pool #748846, 4.50%, 9/20/40	162,948
294,680	Pool #757016, 3.50%, 11/15/40	322,841
190,207	Pool #757017, 4.00%, 12/15/40	209,797
520,214	Pool #759297, 4.00%, 1/20/41	575,123
230,773	Pool #759298, 4.00%, 2/20/41	255,131
156,146	Pool #762877, 4.00%, 4/15/41	172,124
173,119	Pool #763564, 4.50%, 5/15/41	196,088
260,075	Pool #770481, 4.00%, 8/15/41	286,687
43,251	Pool #770482, 4.50%, 8/15/41	49,122
441,793	Pool #770517, 4.00%, 8/15/41	486,998
352,276	Pool #770529, 4.00%, 8/15/41	388,322
179,351	Pool #770537, 4.00%, 8/15/41	197,702
250,446	Pool #770738, 4.50%, 6/20/41	281,791
491,790	Pool #779592, 4.00%, 11/20/41	543,857
118,365	Pool #779593, 4.00%, 11/20/41	130,896
444,805	Pool #AA6312, 3.00%, 4/15/43	475,118
479,768	Pool #AA6424, 3.00%, 5/15/43	512,464
1,015,823	Pool #AB2733, 3.50%, 8/15/42	1,111,371
1,673,408	Pool #AB2745, 3.00%, 8/15/42	1,790,245
1,198,322	Pool #AB2841, 3.00%, 9/15/42	1,281,989
491,123	Pool #AB2843, 3.00%, 9/15/42	525,413
117,153	Pool #AB2852, 3.50%, 9/15/42	128,173
478,928	Pool #AE6946, 3.00%, 6/15/43	513,182
175,307	Pool #AE8253, 4.00%, 2/20/44	192,322
487,761	Pool #AG8915, 4.00%, 2/20/44	536,310
781,600	Pool #AK6446, 3.00%, 1/15/45	845,689
654,151	Pool #AK7036, 3.00%, 4/15/45	695,698
437,856	Pool #AO3594, 3.50%, 8/20/45	469,731
435,422	Pool #AP3887, 3.50%, 9/20/45	467,120
609,101	Pool #AR4919, 3.50%, 3/20/46	650,803
883,225	Pool #AR4970, 3.50%, 4/20/46	943,696
928,248	Pool #AR9008, 3.00%, 5/20/46	985,981
721,459	Pool #AS2921, 3.50%, 4/20/46	770,854

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 383,637	Pool #AS4332, 3.00%, 6/20/46	$407,497
806,396	Pool #AS5511, 3.50%, 3/20/46	861,606
1,147,301	Pool #AX7237, 3.50%, 11/20/46	1,225,852
697,374	Pool #BO2104, 3.00%, 8/20/49	740,321
1,578,279	Pool #BR3787, 3.00%, 12/20/49	1,675,477
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	729,980
1,556,978	Series 2012-107, Class A, 1.15%, 1/16/45	1,564,511
1,600,000	Series 2012-112, Class B, 2.55%, 1/16/53(a)	1,678,398
1,801,947	Series 2012-115, Class A, 2.13%, 4/16/45	1,859,477
1,799,383	Series 2012-120, Class A, 1.90%, 2/16/53	1,847,357
935,077	Series 2012-131, Class A, 1.90%, 2/16/53	960,089
423,540	Series 2012-144, Class AD, 1.77%, 1/16/53	434,125
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,189,354
107,065	Series 2012-35, Class C, 3.25%, 11/16/52(a)	113,513
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,196,009
120,489	Series 2012-70, Class A, 1.73%, 5/16/42	120,849
105,844	Series 2012-72, Class A, 1.72%, 5/16/42	105,968
819,258	Series 2012-78, Class A, 1.68%, 3/16/44	824,145
429,137	Series 2013-101, Class AG, 1.76%, 4/16/38	431,298
565,811	Series 2013-105, Class A, 1.71%, 2/16/37	570,142
622,227	Series 2013-107, Class A, 2.00%, 5/16/40	633,384
340,628	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	356,462
8,706	Series 2013-127, Class A, 2.00%, 3/16/52	8,706
393,237	Series 2013-17, Class A, 1.13%, 1/16/49	395,743
531,894	Series 2013-29, Class AB, 1.77%, 10/16/45	543,046
545,822	Series 2013-33, Class A, 1.06%, 7/16/38	547,832
1,609,048	Series 2013-63, Class AB, 1.38%, 3/16/45	1,629,298
667,651	Series 2013-97, Class AC, 2.00%, 6/16/45	685,424
498,167	Series 2014-148, Class A, 2.65%, 11/16/43	505,287
1,700,027	Series 2014-172, Class AF, 2.50%, 9/16/41	1,722,985
28,593	Series 2014-54, Class AB, 2.62%, 10/16/43	28,610
157,808	Series 2014-77, Class AC, 2.35%, 10/16/40	158,712
428,889	Series 2014-82, Class AB, 2.40%, 5/16/45	437,718
80,468	Series 2015-107, Class AB, 2.50%, 11/16/49	83,843
1,810,925	Series 2015-114, Class AD, 2.50%, 11/15/51	1,875,437
793,069	Series 2015-128, Class AD, 2.50%, 12/16/50	823,098
516,468	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	535,032
1,935,514	Series 2015-135, Class AC, 2.35%, 4/16/49	2,011,200
853,948	Series 2015-136, Class AC, 2.50%, 3/16/47	885,592
498,732	Series 2015-15, Class A, 2.00%, 11/16/48	512,483
1,166,082	Series 2015-154, Class AD, 2.50%, 5/16/54	1,222,235
659,654	Series 2015-171, Class DA, 2.37%, 3/16/46	684,936
328,423	Series 2015-2, Class A, 2.50%, 12/16/44	330,872
912,951	Series 2015-22, Class A, 2.40%, 8/16/47	943,069
1,380,318	Series 2015-70, Class AB, 2.30%, 11/16/48	1,432,512
155,242	Series 2015-75, Class A, 3.00%, 2/16/44	158,521
244,767	Series 2015-98, Class AB, 2.20%, 11/16/43	251,495

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 454,255	Series 2016-11, Class AD, 2.25%, 11/16/43	$466,262
683,533	Series 2016-14, Class AB, 2.15%, 8/16/42	702,370
1,597,676	Series 2016-152, Class EA, 2.20%, 8/15/58	1,661,387
2,119,708	Series 2016-157, Class AC, 2.00%, 11/16/50	2,177,977
748,674	Series 2016-26, Class A, 2.25%, 12/16/55	770,544
570,139	Series 2016-28, Class AB, 2.40%, 11/16/55	586,556
542,440	Series 2016-36, Class AB, 2.30%, 6/16/56	560,321
696,585	Series 2016-39, Class AH, 2.50%, 9/16/44	720,226
811,329	Series 2016-50, Class A, 2.30%, 7/16/52	837,328
1,958,473	Series 2016-64, Class CA, 2.30%, 3/16/45	2,021,604
1,150,782	Series 2016-67, Class A, 2.30%, 7/16/56	1,185,962
725,664	Series 2016-94, Class AC, 2.20%, 8/16/57	754,338
715,705	Series 2016-96, Class BA, 1.95%, 3/16/43	733,138
1,287,173	Series 2017-127, Class AB, 2.50%, 2/16/59	1,352,670
1,306,877	Series 2017-135, Class AE, 2.60%, 10/16/58	1,376,495
848,979	Series 2017-140, Class A, 2.50%, 2/16/59	892,026
454,477	Series 2017-157, Class AH, 2.55%, 2/16/53	475,632
1,677,116	Series 2017-41, Class AC, 2.25%, 3/16/57	1,731,836
1,069,920	Series 2017-46, Class A, 2.50%, 11/16/57	1,124,200
1,780,969	Series 2017-71, Class AS, 2.70%, 4/16/57	1,872,777
779,824	Series 2017-9, Class AE, 2.40%, 9/16/50	812,026
3,498,879	Series 2017-94, Class AH, 2.60%, 2/16/59	3,683,124
1,023,457	Series 2018-2, Class AD, 2.40%, 3/16/59	1,064,703
875,736	Series 2018-26, Class AD, 2.50%, 3/16/52	907,695
2,290,024	Series 2018-3, Class AG, 2.50%, 10/16/58	2,401,313

		110,063,118

Total U.S. Government Agency Backed Mortgages		497,414,977

(Cost $473,362,570)

U.S. Government Agency Obligations — 4.06%
Small Business Administration — 4.06%
216,640	(Prime Index - 2.600%), 0.65%, 7/25/41(b)	216,203
577,910	(Prime Index - 2.600%), 0.65%, 9/25/41(b)	576,726
308,970	(Prime Index - 2.600%), 0.65%, 9/25/41(b)	308,361
498,247	(Prime Index - 2.600%), 0.65%, 7/25/42(b)	497,258
1,424,803	(Prime Index - 2.550%), 0.70%, 7/25/42(b)	1,424,195
357,581	(Prime Index - 2.525%), 0.73%, 11/25/41(b)	357,577
694,706	(Prime Index - 2.500%), 0.75%, 2/25/28(b)	695,246
180,521	0.88%, 1/1/32(c)	188,269
3,568,048	1.26%, 7/18/30(c),(d),(e)	49,497
898,098	(Prime Index - 1.400%), 1.85%, 7/25/41(b)	926,265
2,110,751	(Prime Index - 0.675%), 2.58%, 9/25/43(b)	2,236,443
339,585	(Prime Index - 0.422%), 2.83%, 11/25/27(b)	349,498
257,486	(Prime Index - 0.209%), 3.04%, 2/25/40(b)	272,687
584,136	(Prime Index - 0.061%), 3.19%, 7/25/29(b)	613,691
113,733	(Prime Index + 0.050%), 3.30%, 12/25/40(b)	121,272
15,800	3.36%, 7/1/21(c)	16,038

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$738,291	3.36%, 7/8/24(c),(f)	$771,324
828,617	(Prime Index + 0.106%), 3.36%, 8/25/29(b)	870,102
641,474	(Prime Index + 0.167%), 3.42%, 6/25/29(b)	674,641
655,226	(Prime Index + 0.187%), 3.44%, 11/25/28(b)	687,559
766,660	(Prime Index + 0.325%), 3.58%, 2/25/45(b)	852,354
152,120	(Prime Index + 0.355%), 3.61%, 2/25/26(b)	157,799
323,637	3.85%, 9/16/34(c)	343,753
74,130	(Prime Index + 0.671%), 3.92%, 8/25/27(b)	77,386
102,655	(Prime Index + 0.700%), 3.95%, 2/25/28(b)	108,428
703,332	(Prime Index + 0.712%), 3.96%, 3/25/30(b)	757,189
431,501	(Prime Index + 0.790%), 4.04%, 9/25/28(b)	456,426
612,040	(Prime Index + 0.801%), 4.05%, 2/25/28(b)	647,536
929,056	(Prime Index + 0.800%), 4.05%, 6/25/29(b)	989,258
156,043	(Prime Index + 0.821%), 4.07%, 6/25/28(b)	164,021
831,736	(Prime Index + 0.819%), 4.07%, 5/25/29(b)	882,291
407,515	(Prime Index + 0.836%), 4.09%, 3/25/29(b)	432,238
235,161	(Prime Index + 0.851%), 4.10%, 2/25/30(b)	253,040
609,350	(Prime Index + 0.858%), 4.11%, 2/25/29(b)	645,291
195,556	(Prime Index + 0.893%), 4.14%, 1/25/29(b)	206,708
535,976	(Prime Index + 0.916%), 4.17%, 7/25/30(b)	577,882
329,053	(Prime Index + 0.926%), 4.18%, 5/25/29(b)	354,849
108,787	(Prime Index + 0.934%), 4.18%, 7/25/29(b)	117,232
402,450	(Prime Index + 0.950%), 4.20%, 7/25/29(b)	429,033
109,414	(Prime Index + 0.972%), 4.22%, 11/25/28(b)	116,651
233,280	(Prime Index + 1.055%), 4.31%, 9/25/29(b)	252,016
341,391	(Prime Index + 1.062%), 4.31%, 12/25/29(b)	376,044
841,413	(Prime Index + 1.144%), 4.39%, 9/25/28(b)	893,523
85,073	(Prime Index + 1.194%), 4.44%, 11/25/26(b)	90,102
454,960	(Prime Index + 1.205%), 4.46%, 5/25/29(b)	485,590
187,411	(Prime Index + 1.226%), 4.48%, 6/25/29(b)	201,410
50,813	(Prime Index + 1.602%), 4.85%, 7/25/28(b)	54,114
33,325	5.13%, 2/28/24(c)	34,729
95,664	9.08%, 9/25/29(c)	113,573

		22,923,318

Total U.S. Government Agency Obligations		22,923,318

(Cost $23,528,662)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.54%
California — 1.16%
$ 500,000	California Health Facilities Financing Authority Revenue, 1.90%, 6/1/21	$502,170
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,036,780
880,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 7/31/20 @ 100	882,112
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,076,680
200,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	209,542
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,827,442

		6,534,726

Colorado — 0.06%
295,981	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	309,362

District of Columbia — 0.13%
730,746	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	746,632

Georgia — 0.19%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,094,700

Illinois — 0.15%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	260,798
562,117	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	600,487

		861,285

Minnesota — 0.10%
483,647	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	545,946

Missouri — 0.55%
2,991,284	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	3,126,431

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

New York — 0.97%
$ 400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	$403,044
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	172,125
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	101,800
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	207,064
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	41,708
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	315,837
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	551,685
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,096,850
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	532,540
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	547,290
510,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 7/31/20 @ 100	511,285
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 7/31/20 @ 100	1,001,270

		5,482,498

Oregon — 0.05%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	252,300

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	108,885

Washington — 0.16%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	894,184

Total Municipal Bonds		19,956,949

(Cost $18,806,994)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.29%
Consumer, Non-cyclical — 0.06%
$ 330,000	Montefiore Medical Center, 2.15%, 10/20/26	$326,278

Financial — 0.23%
1,250,000	Century Housing Corp., 4.00%, 11/1/21	1,292,046

Total Corporate Bonds		1,618,324

(Cost $1,580,000)

Shares
Investment Company — 6.33%
35,745,204	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	35,745,204

Total Investment Company		35,745,204

(Cost $35,745,204)

Total Investments		$577,658,772
(Cost $553,023,430) — 102.38%

Liabilities in excess of other assets — (2.38)%		(13,435,237)

NET ASSETS — 100.00%		$564,223,535

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2020.

(g)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2020 (Unaudited)

Financial futures contracts as of June 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	110	September 2020	$6,559	USD	$24,291,094	Barclays Capital Group

Total			$6,559

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	21	September 2020	$ (49,940)	USD	$4,581,281	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	255	September 2020	(240,848)	USD	40,158,517	Barclays Capital Group

Total			$(290,788)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

USD - United States Dollar